Financial statements preparation - Standards adopted during the year (Details) $ in Millions	Oct. 01, 2018 AUD ($)
AASB 9 Financial Instruments (December 2014) (AASB 9)
Remeasurement, AASB 9 changes, retained earnings	$ (722)
AASB 15 Revenue from Contracts with Customers (AASB 15)
Remeasurement, AASB 15 changes, retained earnings	(5)
Parent Entity
AASB 9 Financial Instruments (December 2014) (AASB 9)
Remeasurement, AASB 9 changes, retained earnings	(495)
AASB 15 Revenue from Contracts with Customers (AASB 15)
Remeasurement, AASB 15 changes, retained earnings	$ (7)